Equity	12 Months Ended
Dec. 31, 2017
Notes to Consolidated Financial Statements [Abstract]
Note 22 - Equity

Note 22 – Equity

A. Composition:

As at December 31, 2017		As at December 31, 2016
Authorized	Issued and paid	Authorized	Issued and paid

Number of Ordinary shares of Israeli Shekel 1 par value (in millions)	1,485	1,303	1,485	1,301

Number of Special State share of Israeli Shekel 1 par value	1	1	1	1

The reconciliation of the number of shares outstanding at the beginning and at the end of the year is as follows:

Number of Outstanding Shares (in millions)

As at January 1, 2016	1,300
Issuance of shares	1
As at December 31, 2016	1,301
Issuance of shares	2
As at December 31, 2017	1,303

As at December 31, 2017, the number of shares reserved for issuance under the Company’s option plans was 20 million.

B. Rights conferred by the shares

The ordinary shares confer upon their holders voting rights (including appointment of directors by a simple majority at General Meetings of the shareholders), the right to participate in shareholders’ meetings, the right to receive profits and the right to a share in excess assets upon liquidation of ICL.

The Special State of Israel Share, held by the State of Israel in order to safeguard matters of vital interest of the State of Israel, confers upon it special rights to make decisions, among other things, on the following matters:

- Sale or transfer of Company assets, which are “vital” to the State of Israel not in the ordinary course of business.

- Voluntary liquidation, change or reorganization of the organizational structure of ICL or merger (excluding mergers of entities controlled by ICL that would not impair the rights or power of the Government, as holder of the Special State Share).

- Any acquisition or holding of 14% or more of the issued share capital of ICL.

Note 22 – Equity (cont’d)

B. Rights conferred by the shares (cont’d)

- The acquisition or holding of 25% or more of the issued share capital of ICL (including augmentation of an existing holding up to 25%), even if there was previously an understanding regarding a holding of less than 25%.

- Any percentage of holding of the Company’s shares, which confers upon its holder the right, ability or actual possibility to appoint, directly or indirectly, such number of the Company’s directors equal to half or more of the Company’s directors actually appointed.

Note 22 – Equity (cont'd)

C. Share-based payments to employees

  Non-marketable options
Grant date	Employees entitled	Number of instruments (thousands)	Issuance's details	Instrument terms	Vesting conditions	Expiration date

August 6, 2014, for ICL's CEO‑December 11, 2014	Officers and senior employees	3,993	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 450 ICL officers and senior employees in Israel and overseas.

Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.In case of on the exercise date the closing price of an ordinary share is higher than twice the exercise price (the “Share Value Cap”), the number of the exercised shares will be reduced so that the product of the exercised shares actually issued to an offeree multiplied by the share closing price will equal to the product of the number of exercised options multiplied by the Share Value Cap.

					3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	Two years from the vesting date.
	Former CEO	367	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
May 12, 2015, for ICL's CEO & Chairman of the BOD ‑ June 29, 2015	Officers and senior employees	6,729	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 550 ICL officers and senior employees in Israel and overseas.	Upon exercise, each option may be converted into one ordinary share of NIS 1 par value of the Company.	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	The first and second tranches is at the end of 36 months after the grant date in the third tranche is at the end of 48 months after the grant date.
	Former CEO	530	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
	Former Chairman of BOD	404
June 30, 2016, for ICL's CEO & Chairman of the BOD‑September 5, 2016	Officers and senior employees	3,035	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan, to 90 ICL officers and senior employees in Israel and overseas.			June 30, 2023
	Former CEO	625	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan.
	Chairman of BOD	186
February 14, 2017	Acting CEO	114	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan .			February 14, 2024
June 20, 2017, for ICL's Chairman of the BOD – August 2, 2017	Officers and senior employees	6,868	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan to 498 ICL officers and senior employees in Israel and overseas.			June 20, 2024
	Chairman of BOD	165	An issuance of non-marketable and non-transferrable options, for no consideration, under the 2014 Equity Compensation Plan .

Note 22 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

1. Non-marketable options (cont'd)

Additional Information

The options issued to the employees in Israel are covered by the provisions of Section 102 of the Israeli Income Tax Ordinance. The issuance will be performed through a trustee under the Capital Gains Track. The exercise price is linked to the CPI that is known as of the date of payment, which is the exercise date. In a case of distribution of a dividend by the Company, the exercise price is reduced on the “ex dividend” date, by the amount of the dividend per share (gross), based on the amount thereof in NIS on the effective date.

The fair value of the options granted in 2014, as part of 2014 equity compensation plan, was estimated using the binomial model for pricing options. The grants in 2015 and 2016 and 2017 under the 2014 Equity Compensation Plan were estimated using the Black & Scholes model for pricing options. The parameters used in applying the models are as follows:

2014 Plan
Granted 2014	Granted 2015	Granted 2016	Granted 2017

Share price (in $)	8.2	7.0	3.9	4.5
CPI-linked exercise price (in $)	8.4	7.2	4.3	4.3
Expected volatility:
First tranche	29.40%	25.40%	30.51%	31.88%
Second tranche	31.20%	25.40%	30.51%	31.88%
Third tranche	40.80%	28.80%	30.51%	31.88%
Expected life of options (in years):
First tranche	4.3	3.0	7.0	7.0
Second tranche	5.3	3.0	7.0	7.0
Third tranche	6.3	4.0	7.0	7.0
Risk-free interest rate:
First tranche	(0.17)%	(1.00)%	0.01%	0.37%
Second tranche	0.05%	(1.00)%	0.01%	0.37%
Third tranche	0.24%	(0.88)%	0.01%	0.37%
Fair value (in $ millions)	8.4	9.0	4.0	11.3
Weighted average grant date fair value per option (in $)	1.9	1.2	1.1	1.58

Note 22 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Non-marketable options (cont'd)

The expected volatility was determined on the basis of the historical volatility in the Company’s share prices in the Tel-Aviv Stock Exchange.

The expected life of the options was determined on the basis of Management’s estimate of the period the employees will hold the options, taking into consideration their position with the Company and the Company’s past experience regarding the turnover of employees.

The risk‑free interest rate was determined on the basis of the yield to maturity of shekel‑denominated Israeli Government debentures, with a remaining life equal or similar to the anticipated life of the option.

The cost of the benefit embedded in the options and shares from the Equity Compensation Plans 2012 and 2014 is recognized in the statement of income over the vesting period of each portion. Accordingly, in 2017, 2016 and 2015, the Company recorded expenses of $16 million, $15 million and $15 million, respectively.

The movement in the options during 2017 and 2016 are as follows:

Number of options (in millions)
2012 Plan	2014 Plan

Balance as at January 1, 2016	11	12

Movement in 2016:
Granted during the year	-	4
Expired during the period	(8)	-
Forfeited during the year	-	(2)

Total options outstanding as at December 31, 2016	3	14

Movement in 2017:
Granted during the year	-	7
Expired during the period	(3)	-
Forfeited during the year	-	(1)

Total options outstanding as at December 31, 2017	-	20

Note 22 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

1. Non-marketable options (cont'd)

The exercise prices for options outstanding at the beginning and end of each period are as follows:

December 31, 2017	December 31, 2016	December 31, 2015

Granted 2014 US Dollar	7.43	6.81	6.90
Granted 2015 US Dollar	7.59	6.95	6.98
Granted 2016 US Dollar	4.68	4.35	-
Granted 2017 US Dollar	4.35	-	-

The number of outstanding vested options at the end of each period and the weighted average exercise price for these options are as follows (*):

December 31, 2017	December 31, 2016	December 31, 2015

Number of options exercisable (In Millions)	12	10	11
Weighted average exercise price in Israeli Shekel	22.56	30.49	40.74
Weighted average exercise price in US Dollar	6.51	7.93	10.44

(*) The share price as of December 31, 2017 is NIS 13.95 and $4.02.

The range of exercise prices for the options outstanding at the end of each period are as follows:

December 31, 2017	December 31, 2016	December 31, 2015

Range of exercise price in Israeli Shekel	15.01-26.30	16.59-40.78	26.92-40.74
Range of exercise price in US Dollar	4.33-7.59	4.31-10.61	6.90-10.44

The average remaining contractual life for the outstanding vested options at the end of each period are as follows:

December 31, 2017	December 31, 2016	December 31, 2015

Average remaining contractual life for the outstanding vested options at the end of each period	2.60	2.40	1.91

Note 22 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Restricted shares

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

August 6, 2014, for ICL's CEO‑December 11, 2014	Officers and senior employees	922	3 equal tranches: (1) One third on December 1, 2016 (2) One third on December 1, 2017 (3) One third on December 1, 2018	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 450 ICL officers and senior employees in Israel and overseas.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).	8.4
	Former CEO	86		An issuance for no consideration, under the 2014 Equity Compensation Plan.
February 26, 2015	ICL’s Directors (excluding ICL's CEO)	99	3 tranches: (1) 50% will vest August 28, 2015 (2) 25% will vest February 26, 2017 (3) 25% will vest February 26, 2018	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 11 ICL Directors.		0.7
May 12, 2015, for ICL's CEO & Chairman of the BOD ‑ June 29, 2015	Officers and senior employees	1,194	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 550 ICL officers and senior employees in Israel and overseas.		9.7
	Former CEO	90		An issuance for no consideration, under the 2014 Equity Compensation Plan.
	Former Chairman of the BOD	68
December 23, 2015	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	121	3 equal tranches: (1) One third on December 23, 2016 (2) One third on December 23, 2017 (3) One third on December 23, 2018	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 8 ICL Directors.		0.5

(*) The vesting date is subject to the employee entitled continuing to be employed by the Company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.

Note 22 – Equity (cont'd)

C. Share-based payments to employees (cont'd)

  Restricted shares (cont’d)

Grant date	Employees entitled	Number of instruments (thousands)	Vesting conditions (*)	Instrument terms	Additional Information	Fair value at the grant date (Million)

June 30, 2016, for ICL's CEO & Chairman of the BOD‑September 5, 2016	Officers and senior employees	990	3 equal tranches: (1) one third at the end of 12 months after the grant date (2) one third at the end of 24 months after the grant date (3) one third at the end of 36 months after the grant date	An issuance for no consideration, under the 2014 Equity Compensation Plan, to 90 ICL officers and senior employees in Israel and overseas.	The value of the restricted shares was determined according to the closing price on the TASE on the most recent trading day preceding the grant date (the date approval of the BOD and/or the date of the approval of the General Meeting where requierd).	4.8
	Chairman of the BOD	55		An issuance for no consideration, under the 2014 Equity Compensation Plan.
	Former CEO	185
January 3, 2017	ICL’s Directors (excluding ICL's Chairman of the BOD)	146		An issuance for no consideration, under the 2014 Equity Compensation Plan, to 8 ICL Directors. The value includes a reduction of 5% from the value of the equity compensation, pursuant to the decision of the directors in March 2016, to reduce their annual compensation for 2016 and 2017.		0.6
February 14, 2017	Acting CEO	38		An issuance for no consideration, under the 2014 Equity Compensation Plan.		0.2
June 20, 2017, for ICL's Chairman of the BOD – August 2, 2017	Officers and Senior employees	2,211		An issuance for no consideration, under the 2014 Equity Compensation Plan, to 494 ICL officers and senior employees in Israel and overseas.		10
	Chairman of BOD	53		An issuance for no consideration, under the 2014 Equity Compensation Plan.		0.3
January 10, 2018	ICL’s Directors (excluding ICL's CEO & Chairman of the BOD)	125		An issuance for no consideration, under the 2014 Equity Compensation Plan, to 5 ICL Directors.		0.5

(*) The vesting date is subject to the employee entitled continuing to be employed by the Company and the directors continuing to serve in their positions on the vesting date, unless they ceased to hold office due to certain circumstances set forth in sections 231-232a and 233(2) of the Israeli Companies Law.

Note 22 – Equity (cont’d)

On February 25, 2018, the Company’s Board of Directors has resolved, after discussing the recommendation of the search committee headed by the Company’s Chairman of the Board, Mr. Johanan Locker, to appoint Mr. Raviv Zoller as Chief Executive Officer of the Company.

On February 22, 2018 and February 25, 2018, the Company’s HR & Compensation Committee and Board of Directors, respectively, approved an equity grant for 2018 to Mr. Raviv Zoller, comprised in half of non‑marketable and non‑transferrable options exercisable into Ordinary Shares and in half of restricted shares, in a total value of NIS 4 million (approx. $1.15 million). The grant is subject to the approval of the shareholders at the General Meeting expected to be held on April 24, 2018.

On March 5, 2018 and March 6, 2018, the Company’s HR & Compensation Committee and Board of Directors, respectively, approved an equity grant for 2018 of 6,072,242 non‑marketable and non‑transferrable options exercisable into Ordinary Shares, for no consideration and 1,802,811 restricted shares, to approximately 550 of the Company's officers and senior employees. The total fair value of the grant, based on an initial valuation of the options and restricted shares is NIS 53 million ($15 million).

The options and restricted shares will vest in three equal tranches: one‑third at the end of 12 months after the grant date, one‑third at the end of 24 months after the grant date and one‑third at the end of 36 months after the grant date. The expiration date of the options is 7 years from the grant date. Each option may be exercised for one ordinary share of NIS 1 par value of the Company. The ordinary shares issued as a result of exercise of the options have the same rights as the Company’s ordinary shares, immediately upon the issuance thereof. The options issued to the employees in Israel are subject to the provisions of Section 102 of the Israeli Income Tax Ordinance (New Version) and the regulations promulgated thereunder. The Company elected to execute the issuance through a trustee, under the Capital Gains Track.

The exercise price is set according to the average closing share price in TASE at the 30 trading days prior to the grant date and is linked to the CPI that is known on the date of payment. In a case of distribution of a dividend by the Company, the exercise price is reduced on the “ex‑dividend” date, by the amount of the dividend per share (gross), based on the amount thereof in NIS on the effective date.

Note 22 – Equity (cont’d)

D. Dividends distributed to the Company's Shareholders

Board of Directors decision date to distribute the dividend	Actual date of distribution of the dividend	Gross amount of the dividend distributed (in millions of $)	Net amount of the distribution (net of the subsidiary’s share) (in millions of $)	Amount of the dividend per share (in $)

March 19, 2015	April 29, 2015	59.5	59.5	0.05
May 12, 2015	June 23, 2015	151	151	0.12
August 11, 2015	September 10, 2015	52.5	52.5	0.04
November 11, 2015	December 16, 2015	84	84	0.07
March 15, 2016	April 18, 2016	67	67	0.05
May 17, 2016	June 22, 2016	35	35	0.03
August 9, 2016	September 27, 2016	60	60	0.05
November 22, 2016	January 4, 2017	60	60	0.05
February 14, 2017	April 4, 2017	57	57	0.04
May 9, 2017	June 20, 2017	34	34	0.03
August 2, 2017	September 13, 2017	32	32	0.02
November 7, 2017	December 20, 2017	57	57	0.04
February 13, 2018 (after the reporting date)*	March 14, 2018	70	70	0.05

(*) The record date is February 28, 2018 and the payment date is March 14, 2018.

E. Cumulative translation adjustment

The translation reserve includes all translation differences arising from translation of financial statements of foreign operations.

F. Capital reserves

The capital reserves include expenses for share‑based compensation to employees against a corresponding increase in equity (see section C. above) and change in fair value of financial assets available for sale (investment in 15% of the share capital of TYH, see note 24.B ).

Note 22 – Equity (cont’d)

G. Treasury shares

1) During 2008 and 2009 22.4 million shares were acquired by the Company under at purchase plan, for a total consideration of approximately $258 million.

2) In determining the amount of retained earnings available for distribution as a dividend pursuant to the Israeli Companies Law, a deduction must be made from the balance of the retained earnings the amount of self‑acquisitions (that are presented separately in the “treasury shares” category in the equity section).

G. Retained earnings

The retained earnings include actuarial gains (see note 19.E) and dividends to the shareholders